Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 15,694,627	$ 14,266,147
Less: accumulated depreciation	(8,485,922)	(7,578,505)
Property, plant and equipment, net	7,208,705	6,687,642
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,195,800	4,930,868
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,737,421	7,706,598
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,079,190	932,472
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	682,216	460,943
Construction in progress (“CIP”) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 235,266